Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.80%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	7.98%	7.99%
Performance Inception Date	Apr. 30, 2020
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.83%)	4.55%	4.73%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.23%	4.74%	4.83%